Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 6.7% Senior Notes	Dec. 31, 2012 6.7% Senior Notes	Dec. 31, 2013 Fair Value Level 1	Dec. 31, 2012 Fair Value Level 1	Dec. 31, 2013 Fair Value Level 1 6.95% Senior Notes	Dec. 31, 2012 Fair Value Level 1 6.95% Senior Notes	Dec. 31, 2013 Fair Value Level 2 6.7% Senior Notes	Dec. 31, 2012 Fair Value Level 2 6.7% Senior Notes	Dec. 31, 2013 Fair Value U.S. Treasury Notes Level 1	Dec. 31, 2012 Fair Value U.S. Treasury Notes Level 1	Dec. 31, 2013 Book Value	Dec. 31, 2012 Book Value	Dec. 31, 2013 Book Value 6.95% Senior Notes	Dec. 31, 2012 Book Value 6.95% Senior Notes	Dec. 31, 2013 Book Value 6.7% Senior Notes	Dec. 31, 2012 Book Value 6.7% Senior Notes	Dec. 31, 2013 Book Value U.S. Treasury Notes	Dec. 31, 2012 Book Value U.S. Treasury Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 342,065	$ 378,358	$ 424,155	$ 276,915			$ 342,065	$ 378,358							$ 342,065	$ 378,358
Short-term investments	50,104	100,676											50,104	100,676							50,104	100,676
Long-term investments		50,305												50,339								50,305
Long-term debt									$ 309,852	$ 376,610	$ 507,697	$ 582,744					$ 342,000	$ 342,000	$ 532,449	$ 532,194
Fair value assumption, interest rate					7.35%	6.09%